Basis of presentation and summary of significant accounting policies (Details 2)	12 Months Ended
Dec. 31, 2011 Y
Basis of presentation
Percentage of ownership interest criteria	100.00%
Land improvements
Property, plant and equipment depreciated on a straight-line basis using an estimated life
Estimated life (in years)	20
Buildings and building improvements | Maximum
Property, plant and equipment depreciated on a straight-line basis using an estimated life
Estimated life (in years)	40